Cash, Cash Equivalents and Restricted Cash - Summary of Reconciliation of Cash And Cash Equivalents And Restricted Cash (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,669,354	$ 6,510,140	$ 8,269,230	$ 155,427
Restricted cash		50,000		25,000
Total cash, cash equivalents, and restricted cash shown in statements of cash flows	$ 2,719,354	$ 6,560,140	$ 8,294,230	$ 180,427	$ 444,567